SIGNIFICANT ACCOUNTING POLICIES - VIEs (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Asset Impairment [Abstract]
Finite Lived Intangible Asset Useful Life	20 years 0 months 0 days
Investments [Abstract]
Real Estate Held for Production of Income, Useful Life, Minimum (in years)	40 years 0 months 0 days
Real Estate And Accumulated Depreciation Life Used For Depreciation Maximum	50 years 0 months 0 days
Carrying value of COLI	$ 715,000,000	$ 737,000,000
Insurance Group [Member]
Consolidation Policy [Line Items]
Investment assets issued by VIEs	1,000,000	1,000,000
Variable Interest Entity Nonconsolidated Carrying Amount Assets	1,000,000	1,000,000
Alliance Bernstein [Member]
Consolidation Policy [Line Items]
Variable Interest Entity Nonconsolidated Carrying Amount Assets	22,000,000
Variable Interest Entity Entity Maximum Loss Exposure Amount	$ 100,000